Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 98,781	$ 82,200	$ 56,112
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	60,690	48,205	33,886
Amortization	1,251	1,389	1,314
Gain on disposal of fixed assets	(882)	(988)	(1,400)
Allowance for doubtful accounts and credit losses	9,119	378	0
Provision for inventories	2,547	0	0
Share-based compensation expense	14,204	23,723	12,861
Research and development expenses undertaken by Sohu	670	707	788
Impairment of long-term investment	2,605	230	0
Gains from re-measurement of long-term equity investments	(18,013)	0	0
Unrealized gain from changes in fair values of short-term investments	(9,934)	(739)	0
Deferred tax benefit	691	(4,117)	(3,091)
Changes in assets and liabilities:
Accounts receivable	(37,301)	(26,955)	(13,796)
Interest on financing receivables	(5,828)	0	0
Prepaid and other current assets	(31,390)	(8,679)	155
Due from related parties	(5,634)	26,807	113
Other assets	(2,613)	(816)	(2,542)
Accounts payable	40,777	22,284	20,750
Accrued and other short-term liabilities	(4,703)	29,079	44,198
Receipts in advance	2,920	2,936	(2,850)
Accrued salary and benefits	3,217	5,561	6,556
Taxes payable	6,284	42,808	(9,185)
Due to related parties	17,500	(61,637)	6,618
Net cash provided by operating activities	144,958	182,376	150,487
Cash flows from investing activities
Cash received from disposal of fixed assets	915	1,739	1,405
Purchase of fixed assets	(75,771)	(64,025)	(86,372)
Purchase of intangible assets	(1,294)	(130)	(523)
Purchase of long-term investments	(19,886)	(7,008)	(8,162)
Investment in financing receivables	(98,774)	0	0
Collection of financing receivables	59,967	0	0
Purchase of short-term investments	(1,678,042)	(345,508)	(52,412)
Proceeds from short-term investments	1,162,088	7,530	50,437
Net cash used in investing activities	(650,797)	(407,402)	(95,627)
Cash flows from financing activities
Proceeds from exercise of options under Sogou 2010 Share Incentive Plan	1	1	4
Repurchase of Pre-IPO Class A Ordinary Shares	0	(3,190)	0
Proceeds from issuance of Class A Ordinary Shares in IPO, net of issuance costs of US$36,239	0	622,131	0
Net cash provided by financing activities	1	618,942	4
Effect of exchange rate changes on cash and cash equivalents	(3,194)	14,213	(13,270)
Net increase/(decrease) in cash and cash equivalents	(509,032)	408,129	41,594
Cash and cash equivalents at beginning of the year	694,207	286,078	244,484
Cash and cash equivalents at end of the year	185,175	694,207	286,078
Supplemental cash flow disclosure:
Income tax paid	14,410	6,171	14,078
Supplemental schedule of non-cash investing activity:
Fixed assets in accrued liabilities and accounts payable	1,409	658	1,079
Supplemental schedule of non-cash financing activity:
Contribution from Sohu resulting from waived research and development expense paid by Sohu on behalf of the Sogou Group	670	707	788
Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Supplemental schedule of non-cash financing activity:
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares	0	20,000	0
Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Supplemental schedule of non-cash financing activity:
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares	$ 0	$ 224,404	$ 0